Significant Accounting Policies - Reclassifications in Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassifications in Other Comprehensive Income/(Loss)
Income (loss) on derivatives	$ (3,622)	$ (3,632)	$ (3,622)
Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Income (loss) on derivatives	(5,589)	3,632	3,622
Amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Income (loss) on derivatives	3,622	$ 3,632	$ 3,622
Reclassification to interest income | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Income (loss) on derivatives	$ (9,211)